Note 9 - Property and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9 .	Property and Equipment

The major classes of property and equipment are as follows:

	Useful Life (in years)			2016	2015
Production machinery and equipment		5		$810,996	$1,075,216
Other machinery and equipment, primarily computers and research equipment	3	–	5	407,201	421,318
Furniture and fixtures		7		645,922	648,131
Software		3		470,669	476,530
Leasehold improvements*	Term of Lease			897,584	897,584
Total				$3,232,372	$3,518,779

*	We amortize leasehold improvements over the term of the lease, which in all cases is shorter than the estimated useful life of the asset.

Property and equipment includes
$9,000
of equipment under capital leases with accumulated amortization of
$7,000
at
December 31, 2015.
No
property or equipment was under capital lease at
December 31, 2016.
During
2016,
2015
and
2014,
we recorded
$496,000,
$562,000
and
$488,000,
respectively, of depreciation and amortization related to property and equipment.

Property and equipment, net of accumulated amortization, in the amount of
$70,973
and
$151,412
as of
December 31, 2016
and
2015,
respectively, has been reclassified to noncurrent assets associated with discontinued operations.
  See Note
3.